Annual Total Returns [BarChart] - iShares MBS ETF - iShares MBS ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	5.88%
Annual Return 2012	2.23%
Annual Return 2013	(1.92%)
Annual Return 2014	6.16%
Annual Return 2015	1.28%
Annual Return 2016	1.28%
Annual Return 2017	2.37%
Annual Return 2018	0.81%
Annual Return 2019	6.27%
Annual Return 2020	4.03%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -1.18%.